CONSOLIDATED STATEMENTS OF CASH FLOWS - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Net loss	SFr (66,613,990)	SFr (28,132,971)
Depreciation and amortization	1,972,554	1,876,482
Share-based compensation expense	52,663,301	18,328,192
Non cash lease expense	181,893
Interest paid on lease liabilities	(24,105)
Change in fair value of contingent liabilities	799,168	474,538
Loss on disposal of assets	17,449	27,599
Unrealized loss(gain) on foreign currency translation	(76,700)	(732,328)
Other non-cash transactions
Accounts payable	902,389	(123,032)
Accrued expenses	873,273	907,859
Prepaid expenses and other current assets	(31,429)	199,459
Other receivables	(957,817)	104,155
Other receivables, related party	(37,659)	(21,268)
Other assets	(70,718)
Deferred taxes	(724,354)
Other current liabilities	1,224,416	(629,078)
Net cash provided by operating activities	(9,902,331)	(7,720,393)
Purchase of property, plant and equipment	(437,176)	(120,877)
Cash flow used in investing activities	(437,176)	(120,877)
Proceeds from the issue of equity instruments of the company, net of transaction costs	5,755,498	1,851,685
Proceeds from the issuance of notes payable - related parties	1,000,000
Payment of principal portion of lease liabilities	(164,640)
Net cash provided by financing activities	6,590,858	1,851,685
NET CHANGE IN CASH	(3,748,649)	(5,989,585)
Cash, beginning of period	5,362,638	11,352,223
Cash, end of period	1,613,989	5,362,638
Initial recognition of lease liability and right-of-use asset	SFr 440,802	SFr 864,486